Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 363,098	$ 543,311	$ 388,256
Property, plant and equipment with net book value	6,174,867	5,929,779
Buildings net book value	$ 5,890,975	$ 5,617,343